Letters Of Credit	9 Months Ended
Sep. 30, 2011
Letters Of Credit [Abstract]
Letters Of Credit

4. Letters of Credit

In connection with agreements with certain airports, the Company is required to post letters of credit, which totaled $0.7 million, $4.0 million, and $0.2 million (unaudited) as of December 31, 2009 and 2010, and September 30, 2011, respectively. The issuing banks require that the Company deposit funds at those banks to cover the amounts that could be drawn under the letters of credit. These funds are invested in money market accounts and are classified as long-term assets within security deposits and other long-term assets.